Provisions - Schedule of funding status of the defined benefit obligations (Details) - Spain - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Post-employment plans
Disclosure of net defined benefit liability (asset) [line items]
To current employees	€ 18	€ 21	€ 25
Vested obligations to retired employees	1,829	1,917	2,005
To pre-retirees employees	0	0	0
Long-service bonuses and other benefits	0	0	0
Other	52	49	46
Present value of the obligations	1,899	1,987	2,076
Less - Fair value of plan assets	1,234	1,235	861
Provisions - Provisions for pensions	665	752	1,215
Internal provisions for pensions	593	677	1,141
Net pension assets	(6)	(14)	(24)
Insurance contracts linked to pensions (note 14)	81	93	104	€ 149
Unrecognised net assets for pensions	(3)	(4)	(6)
Other similar obligations
Disclosure of net defined benefit liability (asset) [line items]
To current employees	0	0	0
Vested obligations to retired employees	0	0	0
To pre-retirees employees	844	812	892
Long-service bonuses and other benefits	13	12	11
Other	0	0	0
Present value of the obligations	857	824	903
Less - Fair value of plan assets	5	7	8
Provisions - Provisions for pensions	852	817	895
Internal provisions for pensions	852	817	895
Net pension assets	0	0	0
Insurance contracts linked to pensions (note 14)	0	0	0	€ 0
Unrecognised net assets for pensions	€ 0	€ 0	€ 0